Revenue - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) FullTimeEquivalentServices	Mar. 31, 2019 USD ($) FullTimeEquivalentServices	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Patients	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Performance obligations remaining amount				$ 1,200	$ 2,300
Revenue from performance obligations of the previous period recognized				0	0	$ 3,500
Deferred Revenue				$ 5,700	$ 9,700
Bigene Limited [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees			$ 10,000
Bigene Limited [Member] | Collaboration and Exclusive License Agreement [Member]
Disaggregation of Revenue [Line Items]
Notice period to be given by the counterparty for the termination of the license agreement			3 months
Novocodex [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees		$ 2,000
Notice period to be given by the counterparty for the termination of the license agreement		6 months
Sino Biopharmaceutical Limited [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Upfront payment received towards license fees	$ 10,000
Notice period to be given by the counterparty for the termination of the license agreement				6 months
Sino Biopharmaceutical Limited [Member] | Development and Commercialization Agreement [Member] | Phase One Clinical Trial for Products ARX Eight Twenty Two and Arx One Hundred and Two [Member]
Disaggregation of Revenue [Line Items]
Total number of patients for which the drug study detail is to be given by the counterparties | Patients					100
Minimum [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period				1 year	1 year
Minimum [Member] | R & D Agreement [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period				10 months	10 months
Minimum [Member] | Bigene Limited [Member] | Collaboration and Exclusive License Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FullTimeEquivalentServices			2
Minimum [Member] | Novocodex [Member] | Development and Commercialization Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FullTimeEquivalentServices		1
Maximum [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period				4 years	3 years
Maximum [Member] | R & D Agreement [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligations remaining satisfaction period				2 years	2 years
Maximum [Member] | Bigene Limited [Member] | Collaboration and Exclusive License Agreement [Member]
Disaggregation of Revenue [Line Items]
Number of full time equivalent services to be performed for receiving research and development related amount | FullTimeEquivalentServices			25